Related party disclosures	12 Months Ended
Dec. 31, 2020
Related party disclosures
Related party disclosures

25. Related party disclosures

At VIA Group the key management personnel according to IAS 24 are Jürgen Eichner, CEO, and Daniel Jürgens, CFO. Joselene Eichner, the wife of the group CEO and shareholder Jürgen Eichner, is employed by VIA optronics GmbH as administrative assistant. Major responsibilities include assisting and supporting the human resources department. As of December 31, 2020 the only shareholder who owns more than 20% is IMI and holds 50.32%. But, as of December 2019 and 2018 the shareholders were IMI and Jürgen Eichner who owned 76% and 24% of VIA, respectively. Furthermore, Dr. Heiko Frank, Chairman of the Supervisory Board, is Managing Director and a 49.99% owner of Kloepfel Corporate Finance GmbH (Kloepfel). Therefore, Kloepfel is a related party in accordance with IAS 24. The ultimate parent company is Mermac Inc., a Philippines‑based Company.

The following tables show an overview of the transactions with the related parties.

Transactions with related parties

		Interest	Sales to related	Purchases from
In EUR		Expense	parties	related parties	Remuneration

Integrated Micro-Electronics, Inc. (IMI)	2020	35,519	41,756	1,651,438	—
	2019	—	1,158,000	1,064,000	—

Kloepfel Corporate Finance GmbH (Kloepfel)	2020	—	—	1,238,452	—
	2019	—	—	144,221	—

Executive management (Jürgen Eichner, CEO)	2020	—	—	5,640	—
	2019	—	—	5,000	—

Joselene Eichner, wife of VIA Group CEO	2020	—	—	—	32,160
	2019	—	—	—	40,673

Kloepfel provides the Group general advisory, management and coordination services for the Group's public equity offering as well as other strategic opportunities. Under the project contract, Kloepfel was entitled to (i) a monthly retainer, (ii) a success fee equal to 0.95% of the gross proceeds of an offering, which fee is payable upon consummation of such an offering and (iii) reimbursement of out-of-pocket expenses, subject to certain caps.

Outstanding balances with related parties

			Amounts owed	Amounts owed
		Loans from	by related	to related
In EUR		related parties	parties	parties
Entity with significant influence over the Group:
Integrated Micro-Electronics, Inc. (IMI)	2020	—	1,199,756	2,304,558
	2019	2,000,000	1,158,000	1,064,000

Others:
Kloepfel Corporate Finance GmbH (Kloepfel)	2020			2,448
	2019			54,522

On December 27, 2019, the Group received funds in an amount of TEUR 2,000 from IMI as a loan and agreed to negotiate, in good faith, the loan terms. The corresponding loan agreement, executed in June 2020 set an interest rate equivalent to the rate due by VIA optronics GmbH on its working capital loan facility from Bayern LB (see Note 11), which was fixed at 1.93% as of December 31, 2019. The interest rate is applicable as of the date the funds were disbursed and is adjustable as of the 1st of each month to the rate in effect on the Bayern LB loan facility. The loan was repaid  in December 2020.

In EUR	2020	2019

Executive management (Jürgen Eichner, CEO and Daniel Jürgens, CFO)	700,000	874,000

Supervisory board	150,000	55,000

The amounts of compensation for key management personnel (short-term employment benefits only) as well as the supervisory board represent the amounts earned by each group of related party. In 2019, only TEUR 5 of supervisory board compensation had already been paid.